SEGMENT REPORTING - Information By Segment (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 30, 2023	Sep. 30, 2023	Jul. 01, 2023	Apr. 01, 2023	Dec. 31, 2022	Sep. 24, 2022	Jun. 25, 2022	Mar. 26, 2022	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021
Segment Reporting
Net sales	$ 1,524,353	$ 1,827,637	$ 2,043,918	$ 1,822,476	$ 1,913,697	$ 2,322,855	$ 2,900,874	$ 2,489,313	$ 7,218,384	$ 9,626,739	$ 8,636,134
Interest expense									12,842	13,910	13,814
Amortization expense									21,327	19,499	13,948
Depreciation									110,563	94,063	84,184
Segment earnings before income taxes									671,241	934,816	726,336
Segment assets	4,017,797				3,672,073				4,017,797	3,672,073	3,245,271
Capital expenditures									180,382	174,124	151,166
Intersegment net sales
Segment Reporting
Net sales									(1,013,813)	(1,003,078)	(838,254)
Corporate
Segment Reporting
Net sales									3,726	5,940	8,748
Interest expense									15,744	15,045	13,519
Amortization expense									1,520	514	214
Depreciation									30,084	27,618	25,765
Segment earnings before income taxes									28,793	(2,695)	(8,555)
Segment assets	1,452,133				875,253				1,452,133	875,253	579,890
Capital expenditures									16,707	5,054	40,622
Retail | Operating Segments
Segment Reporting
Net sales									2,886,515	3,650,639	3,418,337
Interest expense									111	177	98
Amortization expense									4,566	4,131	2,780
Depreciation									23,943	19,898	16,955
Segment earnings before income taxes									167,955	150,165	124,790
Segment assets	781,005				889,417				781,005	889,417	844,189
Capital expenditures									52,756	55,806	40,408
Retail | Intersegment net sales
Segment Reporting
Net sales									565,325	392,740	214,400
Packaging | Operating Segments
Segment Reporting
Net sales									1,838,200	2,394,681	2,148,142
Interest expense									7	(2)	12
Amortization expense									8,849	6,925	6,093
Depreciation									32,996	28,191	26,219
Segment earnings before income taxes									193,563	333,087	264,958
Segment assets	798,623				885,878				798,623	885,878	741,672
Capital expenditures									52,694	55,129	42,652
Packaging | Intersegment net sales
Segment Reporting
Net sales									83,549	78,409	85,954
Construction | Operating Segments
Segment Reporting
Net sales									2,161,059	3,143,868	2,698,434
Interest expense											1
Amortization expense									2,904	3,358	3,525
Depreciation									19,546	15,364	13,151
Segment earnings before income taxes									243,357	397,446	264,238
Segment assets	621,762				712,837				621,762	712,837	736,157
Capital expenditures									56,793	54,167	22,344
Construction | Intersegment net sales
Segment Reporting
Net sales									96,729	110,523	82,026
All Other | Operating Segments
Segment Reporting
Net sales									328,884	431,611	362,473
Interest expense									(3,020)	(1,310)	184
Amortization expense									3,488	4,571	1,336
Depreciation									3,994	2,992	2,094
Segment earnings before income taxes									37,573	56,813	80,905
Segment assets	$ 364,274				$ 308,688				364,274	308,688	343,363
Capital expenditures									1,432	3,968	5,140
All Other | Intersegment net sales
Segment Reporting
Net sales									$ 268,210	$ 421,406	$ 455,874